OPERATING SEGMENTS - Net Revenue and PPE by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Net Operating Revenues	$ 47,061	$ 45,754	$ 43,004
Property, Plant and Equipment, Net	$ 10,303	$ 9,236
INDIA
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net Percentage	13.00%	12.00%
United States
Segment Reporting Information [Line Items]
Net Operating Revenues	$ 18,362	$ 16,550	15,413
Property, Plant and Equipment, Net	4,364	3,682
International
Segment Reporting Information [Line Items]
Net Operating Revenues	28,699	29,204	$ 27,591
Property, Plant and Equipment, Net	$ 5,939	$ 5,554